Cash and Cash Equivalents and Pledged Bank Deposits (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents and Pledged Bank Deposits [Abstract]
Schedule of Cash and Cash Equivalents and Pledged Bank Deposits
	2023	2022
	US$	US$
Cash and bank balances	14,152,465	24,077,695
Time deposits	54,677,296	195,883

	68,829,761	24,273,578
Less: Pledged bank deposits	(188,745)	(195,883)

Cash and cash equivalents	68,641,016	24,077,695